Pension Health Care and Postretirement Benefits Other Than Pensions (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 employee PensionPlan	Dec. 31, 2013 employee	Dec. 31, 2012 employee	Dec. 31, 2011
Health Care Plans [Abstract]
Number of active employees entitled to receive benefits under health care plans	21,239	19,440	18,609
Cost of benefits includes claims incurred and claims incurred but not reported under health care plans	$ 202,787	$ 174,588	$ 163,011
Defined Contribution Pension Plans [Abstract]
Number of Domestic salaried defined benefit pension plan	1
Number of Domestic hourly defined benefit pension plan	1
Number of Foreign defined benefit pension plans	21
Fair value of plan assets	1,083,715	1,055,349	836,576
Number of foreign defined benefit pension plans unfunded or underfunded	17
Expected Cash Payments - Net 2015	19,563
Expected Cash Payments - Net 2016	20,759
Expected Cash Payments - Net 2017	22,000
Expected Cash Payments - Net 2018	22,884
Expected Cash Payments - Net 2019	23,486
Expected Cash Payments - Net 2020 through 2024	115,694
Target allocation percentage of plan assets in equity securities, minimum	45.00%
Target allocation percentage of plan assets in equity securities, maximum	65.00%
Target allocation percentage of plan assets fixed income securities, minimum	30.00%
Target allocation percentage of plan assets fixed income securities, maximum	40.00%
Retired employees entitled to receive postretirement benefits	4,443	4,419	4,402
Defined benefit plan ultimate health care cost trend rate and Prescription drug cost increase rate (as a percentage)	5.00%
Year in which health care cost trend rate and prescription drug cost rate reaches ultimate trend rate	2022
Reduction in accumulated postretirement benefit obligation for subsidy	21,400
Effect of subsidy on net period postretirement benefit cost	0	0	5,712
Effect of subsidy on amortization of actuarial experience gain	0	0	5,278
Effect of subsidy on interest cost	0	0	434
Domestic Defined Benefit Pension Plans [Member]
Defined Contribution Pension Plans [Abstract]
Accumulated Benefit Obligation	648,480	577,736	460,591
Projected benefit obligation	653,338	582,036	466,827	410,029
Fair value of plan assets	896,071	870,386	703,563	614,463
Excess/(deficiency) of plan assets	242,733	288,350	236,736
Equity investment in domestic defined benefit pension plan assets, shares	300,000
Market value of common shares invested in defined benefit pension plan assets	78,912
Share equity investments in the domestic defined benefit pension plan assets (as a percentage)	8.80%
Dividends received on the common stock	660
Foreign Pension Plan [Member]
Defined Contribution Pension Plans [Abstract]
Accumulated Benefit Obligation	203,610	187,670	142,769
Projected benefit obligation	234,524	222,996	168,758	141,465
Fair value of plan assets	187,645	184,963	133,013	118,060
Excess/(deficiency) of plan assets	(46,879)	(38,033)	(35,745)
Increase in combined projected benefit obligations primarily due to changes in plan assumptions		11,527
Estimated future employer contributions	6,281
Domestic Salaried Plan Between January 1, 2002 and September 30, 2011 [Member]
Defined Contribution Pension Plans [Abstract]
Threshold service requirement for defined benefit pension plan eligibility	6 months
Domestic Salaried Plan Between January 1, 2002 and December 31, 2004 [Member]
Defined Contribution Pension Plans [Abstract]
Employee matching contribution (as a percentage)	6.00%
Domestic Salaried Plan After December 31, 2004 [Member] | Minimum [Member]
Defined Contribution Pension Plans [Abstract]
Employee matching contribution (as a percentage)	2.00%
Domestic Salaried Plan After December 31, 2004 [Member] | Maximum [Member]
Defined Contribution Pension Plans [Abstract]
Employee matching contribution (as a percentage)	7.00%
Revised Domestic Salaried Plan After December 31, 2001 [Member] | Minimum [Member]
Defined Contribution Pension Plans [Abstract]
Employee matching contribution (as a percentage)	2.00%
Revised Domestic Salaried Plan After December 31, 2001 [Member] | Maximum [Member]
Defined Contribution Pension Plans [Abstract]
Employee matching contribution (as a percentage)	7.00%
Domestic salaried and hourly defined benefit pension plan [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	653,338	582,036
Fair value of plan assets	896,071	870,386
Excess/(deficiency) of plan assets	242,733	288,350
Domestic salaried defined benefit pension plan [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation			313,964
Fair value of plan assets			559,552
Excess/(deficiency) of plan assets			245,588
Domestic hourly defined benefit pension plan [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation			152,863
Fair value of plan assets			144,011
Excess/(deficiency) of plan assets			(8,852)
Unfunded or underfunded foreign defined benefit pension plans [Member]
Defined Contribution Pension Plans [Abstract]
Accumulated Benefit Obligation	143,324
Projected benefit obligation	171,841
Fair value of plan assets	117,623
Excess/(deficiency) of plan assets	(54,218)
Defined Benefit Pension [Member]
Defined Contribution Pension Plans [Abstract]
Expected Cash Payments - Net 2015	64,067
Expected Cash Payments - Net 2016	64,285
Expected Cash Payments - Net 2017	64,940
Expected Cash Payments - Net 2018	65,478
Expected Cash Payments - Net 2019	65,636
Expected Cash Payments - Net 2020 through 2024	286,119
Amortization of actuarial losses (gains)	5,311
Amortization of prior service cost (credit)	1,310
Postretirement Benefits Other than Pensions [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	295,149	286,651	338,134	316,795
Amortization of actuarial losses (gains)	1,011
Amortization of prior service cost (credit)	(4,529)
Canada [Member]
Defined Contribution Pension Plans [Abstract]
Number of Foreign defined benefit pension plans	3
Domestic Defined Benefit Pension Plans [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by company	32,384	27,803	25,147
Domestic Defined Benefit Pension Plans [Member] | Minimum [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by company (as a percentage)	2.00%
Domestic Defined Benefit Pension Plans [Member] | Maximum [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by company (as a percentage)	7.00%
Foreign Pension Plan [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by company	$ 4,592	$ 1,428	$ 4,621